Revenue and Segment Information	12 Months Ended
Dec. 31, 2023
Disclosure of Entity Revenue and Reportable Segments [Abstract]
Revenue and Segment Information
7.
REVENUE AND SEGMENT INFORMATION

Revenue

The Group has not generated any revenue throughout the years ended December 31, 2021, 2022 and 2023.

Segment information

Operating segments are defined as components of an entity for which separate financial information is made available and is regularly evaluated by the chief operating decision maker (“CODM”) in making decisions regarding resource allocation and assessing performance. The Company’s CODM is its Chief Executive Officer (“CEO”), and operations are managed as a single segment for the purposes of assessing performance and making operating decisions. The CODM reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one operating and reportable segment and no further analysis of this single segment is presented